CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and deposits for immediate withdrawal		$ 25,559	$ 18,018
Cash equivalents in USD deposits	[1]	17,017
Cash equivalents in NIS deposits	[2]	86	75
Total Cash and Cash Equivalents		$ 42,662	$ 18,093	$ 12,681	$ 9,968

[1]	The deposits bear interest of 2.0%-2.4% per year, as of December 31, 2019.
[2]	The deposits bear interest of 0.02% per year, as of December 31, 2019 and 0.16% per year, as of December 31, 2018.